Summary of significant accounting policies - Changes in presentation (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restatement
Foreign exchange gain/(loss), net	₽ (199)	₽ (172)	₽ 263
As previously reported
Restatement
Foreign exchange gain		905	1,312
Foreign exchange loss		₽ (1,077)	₽ (1,049)